Warrants And Options (Details 1) (USD $)	Dec. 31, 2013
Issued on 12/31/13 [Member]
Number Outstanding	873,300
Exercise Price	$ 3.89
Contractual Life (Years)	3 years
Value if Exercised	$ 3,398,855
Issued On 11/25/11 [Member]
Number Outstanding	690,000
Contractual Life (Years)	3 years
Value if Exercised	2,760,000
Issued On 11/25/11 [Member] | Minimum [Member]
Exercise Price	$ 3.00
Expiration Date	2015-05-25
Issued On 11/25/11 [Member] | Maximum [Member]
Exercise Price	$ 5.00
Expiration Date	2017-11-25
Issued On 09/01/12 [Member]
Number Outstanding	30,000
Contractual Life (Years)	3 years
Value if Exercised	159,300
Issued On 09/01/12 [Member] | Minimum [Member]
Exercise Price	$ 4.31
Expiration Date	2016-03-01
Issued On 09/01/12 [Member] | Maximum [Member]
Exercise Price	$ 6.31
Expiration Date	2018-09-01
Issued On 12/13/12 [Member]
Number Outstanding	100,000
Exercise Price	$ 3.01
Contractual Life (Years)	3 years
Expiration Date	2015-12-13
Value if Exercised	301,000
Issued On 03/20/13 [Member]
Number Outstanding	37,000
Contractual Life (Years)	3 years
Value if Exercised	123,950
Issued On 03/20/13 [Member] | Minimum [Member]
Exercise Price	$ 2.35
Expiration Date	2016-09-20
Issued On 03/20/13 [Member] | Maximum [Member]
Exercise Price	$ 4.35
Expiration Date	2019-03-20
Issued on 09/02/13 [Member]
Number Outstanding	16,300
Contractual Life (Years)	3 years
Value if Exercised	$ 54,605
Issued on 09/02/13 [Member] | Minimum [Member]
Exercise Price	$ 2.35
Expiration Date	2014-03-02
Issued on 09/02/13 [Member] | Maximum [Member]
Exercise Price	$ 4.35
Expiration Date	2016-09-02